SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       April 30, 2013

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $82,933

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      331     3113 SH       SOLE                     3113
ABBOTT LABORATORIES            COM              002824100      709    20060 SH       SOLE                    20060
ABBVIE INC.                    COM              00287y109      818    20060 SH       SOLE                    20060
ALCOA INC.                     COM              013817101      106    12500 SH       SOLE                    12500
ALTRIA GROUP, INC.             COM              02209s103      572    16625 SH       SOLE                    16625
AMDOCS LTD                     COM              G02602103      478    13200 SH       SOLE                    13200
AMGEN, INC.                    COM              031162100      810     7900 SH       SOLE                     7900
APPLIED DNA SCIENCES INC       COM              03815u102       92   400000 SH       SOLE                   400000
AT&T INC                       COM              00206R102     8957   244115 SH       SOLE                   244115
BERKSHIRE HATHAWAY INC-CL B    COM              084670702     1946    18673 SH       SOLE                    18673
BRISTOL-MYERS SQUIBB CO.       COM              110122108      899    21815 SH       SOLE                    21815
CARLISLE COMPANIES             COM              142339100     7420   109449 SH       SOLE                   109449
CHEVRON CORP                   COM              166764100      501     4213 SH       SOLE                     4213
CISCO SYSTEMS                  COM              17275R102      439    21025 SH       SOLE                    21025
COCA COLA COMPANY              COM              191216100     1557    38500 SH       SOLE                    38500
CONOCOPHILLIPS                 COM              20825c104      905    15055 SH       SOLE                    15055
CONSOLIDATED EDISON, INC       COM              209115104      306     5021 SH       SOLE                     5021
CVS CAREMARK CORP.             COM              126650100      508     9235 SH       SOLE                     9235
DELIA*S INC                    COM              246911101       17    17389 SH       SOLE                    17389
DOMINION RESOURCES INC         COM              25746U109      431     7400 SH       SOLE                     7400
DUKE ENERGY CORP               COM              26441c204     1284    17695 SH       SOLE                    17695
EMC CORP MASS                  COM              268648102     1049    43915 SH       SOLE                    43915
EXXON MOBIL CORP               COM              30231g102     2540    28187 SH       SOLE                    28187
GENERAL ELECTRIC               COM              369604103     3939   170362 SH       SOLE                   170362
GENERAL MILLS INC              COM              370334104      751    15225 SH       SOLE                    15225
GRAFTECH INTERNATIONAL LTD     COM              384313102      108    14000 SH       SOLE                    14000
H.J. HEINZ & CO                COM              423074103      772    10686 SH       SOLE                    10686
INDEPENDENT BANK CORP MA       COM              453836108     1731    53105 SH       SOLE                    53105
INTEL CORP                     COM              458140100      728    33324 SH       SOLE                    33324
INTERNATIONAL BUSINESS MACHINE COM              459200101     1109     5197 SH       SOLE                     5197
INTERNATIONAL PAPER CO.        COM              460146103      279     6000 SH       SOLE                     6000
ISHARES LEHMAN 1-3 YEAR TRS BD COM              464287457      210     2491 SH       SOLE                     2491
ISHARES TR GOLDMAN SACHS CORP  COM              464287242      312     2600 SH       SOLE                     2600
ISHARES TR S & P 100 INDEX FD  COM              464287101      285     4042 SH       SOLE                     4042
JOHNSON & JOHNSON              COM              478160104     5606    68759 SH       SOLE                    68759
KIMBERLY-CLARK CORP            COM              494368103      201     2050 SH       SOLE                     2050
KINDER MORGAN ENERGY PARTNERS  COM              494550106     1082    12055 SH       SOLE                    12055
LAKELAND BANCORP INC           COM              511637100      204    20750 SH       SOLE                    20750
LINN ENERGY LLC                COM              536020100      410    10800 SH       SOLE                    10800
MCDONALDS CORP.                COM              580135101      668     6700 SH       SOLE                     6700
MCGRAW-HILL COS                COM              580645109      260     5000 SH       SOLE                     5000
MERCK & COMPANY                COM              58933Y105     4440   100462 SH       SOLE                   100462
MICROSOFT                      COM              594918104     2277    79597 SH       SOLE                    79597
NUCOR CORP                     COM              670346105      346     7502 SH       SOLE                     7502
PEPSICO                        COM              713448108     2336    29527 SH       SOLE                    29527
PFIZER                         COM              717081103     5862   203123 SH       SOLE                   203123
PHILIP MORRIS INTERNATIONAL    COM              718172109      882     9516 SH       SOLE                     9516
PHILLIPS 66                    COM              718546104      339     4843 SH       SOLE                     4843
PROCTER & GAMBLE               COM              742718109     1873    24301 SH       SOLE                    24301
RADNET INC                     COM              750491102      140    50000 SH       SOLE                    50000
SCHLUMBERGER LTD               COM              806857108      309     4125 SH       SOLE                     4125
SOUTHERN CO COM                COM              842587107     1308    27881 SH       SOLE                    27881
SPDR GOLD TRUST                COM              78463V107      646     4185 SH       SOLE                     4185
SPDR S&P 500 ETF TRUST         COM              78462f103      616     3931 SH       SOLE                     3931
US BANCORP                     COM              902973304      217     6400 SH       SOLE                     6400
VALLEY NATIONAL BANCORP        COM              919794107      113    11000 SH       SOLE                    11000
VERIZON COMMUNICATIONS         COM              92343v104     8503   173003 SH       SOLE                   173003
VODAFONE GROUP PLC ADR         COM              92857w209      209     7350 SH       SOLE                     7350
FIRST EAGLE GLOBAL FUND- A                      32008f507      269 5266.7360SH       SOLE                5266.7360
VANGUARD INDEX EXTENDED MARKET                  922908207      548 10593.9990SH      SOLE               10593.9990
VANGUARD INDEX TOTAL STOCK MAR                  922908306      372 9454.3180SH       SOLE                9454.3180